CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 510,967	$ 73,067	¥ 462,289
Restricted cash	50,337	7,198	56,043
Short-term investments measured at fair value	50,031	7,154
Accounts receivable, net of allowance of credit loss of RMB3,223 and RMB6,355 as of December 31, 2024 and 2025, respectively	259,686	37,135	413,101
Notes receivable	58,617	8,382	78,827
Inventories	998,465	142,779	1,387,403
Prepayments and other current assets	196,756	28,136	251,994
Total current assets	2,124,859	303,851	2,649,657
Property and equipment, net	21,108	3,018	32,903
Intangible assets, net	868	124	1,437
Operating lease right-of-use assets	44,122	6,309	89,071
Other non-current assets	9,285	1,328	14,682
Total assets	2,200,242	314,630	2,787,750
Current liabilities including amounts of the consolidated VIE without recourse to the Company (Note 2(b)):
Short-term borrowings	187,631	26,831	160,981
Accounts payable	1,282,368	183,376	1,721,425
Accrued expenses and other current liabilities	483,676	69,164	460,173
Total current liabilities	1,953,675	279,371	2,342,579
Long-term operating lease liabilities	29,965	4,285	55,448
Other non-current liabilities	2,181	312	8,961
Total liabilities	1,985,821	283,968	2,406,988
Commitments and contingencies
MEZZANINE EQUITY
Redeemable non-controlling interests	935,917	133,834	1,038,914
SHAREHOLDERS' DEFICIT
Treasury shares (333,000 shares as of December 31, 2024 and 2025)	(5,887)	(842)	(5,887)
Additional paid-in capital	3,181,343	454,926	3,172,820
Accumulated deficit	(3,950,384)	(564,897)	(3,883,992)
Accumulated other comprehensive income	72,635	10,387	74,357
Total 111, Inc.'s deficit	(702,234)	(100,418)	(642,644)
Non-controlling interests	(19,262)	(2,754)	(15,508)
Total deficit	(721,496)	(103,172)	(658,152)
Total liabilities, mezzanine equity and equity	2,200,242	314,630	2,787,750
Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	34	5	33
Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	¥ 25	$ 3	¥ 25